Allowance for Loan Losses - Aging Analysis of Past Due Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 4,070	$ 3,624
Total Loans	1,997,879	2,057,502
Past Due 90 Days and Accruing	0
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,139	1,235
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	892	897
90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,039	1,492
Financial Asset, Not Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,993,519	2,053,490
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans	290	388
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	340	192
Total Loans	246,502	409,876
Commercial and Agriculture [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	249	117
Commercial and Agriculture [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	13	25
Commercial and Agriculture [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	78	50
Commercial and Agriculture [Member] | Financial Asset, Not Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	246,162	409,684
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	106	106
Total Loans	295,452	278,413
Commercial Real Estate Owner Occupied [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		4
Commercial Real Estate Owner Occupied [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	106	102
Commercial Real Estate Owner Occupied [Member] | Financial Asset, Not Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	295,346	278,307
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	6
Total Loans	829,310	705,072
Commercial Real Estate Non Owner Occupied [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	6
Commercial Real Estate Non Owner Occupied [Member] | Financial Asset, Not Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	829,306	705,066
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,569	3,240
Total Loans	430,060	442,588
Residential Real Estate [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,848	1,059
Residential Real Estate [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	879	867
Residential Real Estate [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	842	1,314
Residential Real Estate [Member] | Financial Asset, Not Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	426,201	438,960
Residential Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans	290	388
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	157,127	175,609
Real Estate Construction [Member] | Financial Asset, Not Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	157,127	175,609
Farm Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		4
Total Loans	28,419	33,102
Farm Real Estate [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		4
Farm Real Estate [Member] | Financial Asset, Not Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	28,419	33,098
Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	51	76
Total Loans	11,009	12,842
Consumer and Other [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	42	59
Consumer and Other [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1
Consumer and Other [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9	16
Consumer and Other [Member] | Financial Asset, Not Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 10,958	$ 12,766